Loss Per Share (Details)	3 Months Ended
Mar. 31, 2026 shares
Equity Classified CPU Share Allocation [Member]
Loss Per Share [Line Items]
Contingently issuable shares	24,902,106
Noncontrolling Interest [Member]
Loss Per Share [Line Items]
Contingently issuable shares	2,898,499